SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency risk (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and time deposits	$ 962,438	$ 295,881
Exchange rate used for translations of balances	6.9931